Material Related Party Transactions - Summary of Transactions with Tower Company (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Feb. 29, 2016 CNY (¥)
Disclosure of transactions between related parties [Line Items]
Lease liabilities		¥ 27,961	¥ 32,325
Right-of-use assets		37,960	43,073			$ 5,818
Interest expense on lease liabilities		1,234	1,349
China Tower Corporation Limited ("Tower Company") [member]
Disclosure of transactions between related parties [Line Items]
Consideration paid	¥ 54,658
Consideration shares | shares	33,335,836,822
Share price per share | ¥ / shares	¥ 1.00
Cash consideration	¥ 21,322
Cash Consideration and related VAT interest rate					3.92%
Operating lease and other service charges		19,023	17,652	¥ 15,982
Operating lease and other service charges payable, and payable balance in relation to power charges paid by related party		3,893	2,745
Revenue from rendering of services, related party transactions		295	262	¥ 235
China Tower Corporation Limited ("Tower Company") [member] | Tranche one [member]
Disclosure of transactions between related parties [Line Items]
Cash consideration					¥ 18,322		¥ 382	¥ 3,000
IFRS 16 [Member] | China Tower Corporation Limited ("Tower Company") [member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities		17,837	22,076
Right-of-use assets		17,005	21,269
Depreciation, right-of-use assets		7,088	6,498
Interest expense on lease liabilities		757	894
Expense Relating To Variable Lease Payments And Other Related Service Charges		¥ 11,246	¥ 10,492